Convertible Notes Payable (Details Narrative) (10-K)												1 Months Ended		2 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 05, 2021 USD ($) Trading	Jan. 21, 2021 USD ($) Trading	Oct. 08, 2020 USD ($) shares	Sep. 29, 2020 USD ($) Trading	Sep. 28, 2020 USD ($) Trading	Aug. 11, 2020 USD ($) shares	May 26, 2020 USD ($) Trading	Mar. 11, 2020 USD ($) Trading $ / shares shares	Mar. 10, 2020 USD ($) Trading	Feb. 12, 2020 USD ($) Trading $ / shares shares	Jun. 04, 2019 USD ($) shares	Mar. 31, 2019 shares	Feb. 28, 2019 USD ($) $ / shares shares	Aug. 31, 2019 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Oct. 14, 2019 USD ($)	Aug. 27, 2019 USD ($)	Mar. 07, 2019 $ / shares
Debt principal amount															$ 2,490,224		$ 2,458,024	$ 2,458,024
Conversion price per share | $ / shares																						$ 0.08
Debt interest rate															2.00%		2.00%	2.00%	2.00%
Debt converted into shares, value																		$ 94,593	$ 38,552
Stock issued during the period convertible															$ 140,500		$ 171,600		46,048
Stock issued during the period convertible, shares | shares															37,538,998		49,110,845
Number of shares of common stock | shares												8,600,298
Amortization of debt discount and original discount															$ 243,045	$ 202,239		862,209	$ 368,257
Pride Partners LLC [Member]
Number of shares of common stock | shares																			427,500
Securities Purchase Agreement [Member] | Pride Partners LLC [Member]
Debt instrument purchase price											$ 500,000
Securities Purchase Agreement [Member] | Cavalry Fund I LP [Member]
Debt principal amount										$ 115,500
Debenture maturity date										Nov. 11, 2020
Debt interest rate										10.00%
Debt description										The lowest closing price of the common stock during the preceding twenty (20) trading day period ending on the latest complete trading day prior to the issuance date of the Note (the "Closing Price"), (ii) $0.04, or (iii) 60% of the lowest traded price for the Common Stock on the principal market on which the Common Stock is then trading during the twenty (20) consecutive trading days on which at least 100 shares of Common Stock were traded including and immediately preceding the date of conversion. Upon an event of default, the holder may elect to convert at an alternate conversion price which is the lower of: (i) the closing price of the Common Stock on the Principal Market on the Trading Day immediately preceding the issue date of the Calvary Note or (ii) 60% of either the lowest traded price or the closing bid price, whichever is lower for the common stock on the principal market during any trading day in which the event of default has not been cured. The conversion price of the Note will be further adjusted by another 15% reduction, regardless of whether there is an event of default
Purchase price										$ 100,000
Trading days | Trading										20
Consecutive trading days | Trading										20
Number of shares of common stock | shares										100
Reduction percentage										15.00%
Closing price | $ / shares										$ 0.015
Securities Purchase Agreement [Member] | Power Up Lending Group Ltd [Member]
Debt principal amount	$ 86,350	$ 86,350		$ 91,300			$ 85,800		$ 85,800								$ 150,000	$ 150,000
Debt converted into shares | shares																		49,110,485
Debenture maturity date	Mar. 05, 2022	Mar. 05, 2022		Sep. 29, 2021			May 26, 2021		Mar. 10, 2021
Debt interest rate	10.00%	10.00%		10.00%			10.00%		10.00%
Debt description	The "Variable Conversion Price" shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.	The "Variable Conversion Price" shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.		The "Variable Conversion Price" shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date. The conversion price is subject to customary adjustments. The conversion price is not subject to a floor.			The "Variable Conversion Price" shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.		The "Variable Conversion Price" shall mean 60% multiplied by the Market Price, which is the lowest Trading Price for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.
Purchase price	$ 75,000	$ 75,000		$ 80,000			$ 75,000		$ 75,000
Trading days | Trading	20	20		20			20		20
Securities Purchase Agreement [Member] | Auctus Fund LLC [Member]
Debt principal amount			$ 300,000			$ 150,000
Debt converted into shares | shares			100,000,000			15,000,000
Debenture maturity date						Aug. 11, 2021
Debt interest rate			12.00%			12.00%
Debt description						The Variable Conversion Price shall mean 100% multiplied by the Market Price (representing a discount rate of 0%). Market Price means the average of the previous 5 days volume weighted average price. In connection with the Note, the Company issued two common stock purchase warrants to purchase up to an aggregate of 15,000,000 shares of common stock (separately
Purchase price			$ 300,000			$ 132,000
Warrants to purchase | shares																	7,500,000	7,500,000
Fair value of warrants																		$ 45,068
Securities Purchase Agreement [Member] | EMA Financial, LLC [Member]
Debt principal amount								$ 85,000									$ 615,134	615,134
Accrued interest																	$ 530,134	$ 530,134
Debenture maturity date								Nov. 05, 2020
Debt interest rate								10.00%
Debt description								The conversion price shall be the lower of: (i) the lowest closing price of the common stock during the preceding 20 trading day period ending on the latest complete trading day prior to March 11, 2020, (ii) $0.04, or (iii) 60% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading days on which at least 100 shares of common stock were traded including and immediately preceding the conversion date. Additional discounts to the conversion price and penalties will apply if certain events occur, including if the closing price drops below $0.015, if the Company's stock is subject to a DTC chill, or if the EMA Note cannot be converted in free trading shares after 181 days from the issuance date.
Purchase price								$ 75,000
Trading days | Trading								20
Consecutive trading days | Trading								20
Number of shares of common stock | shares								100
Closing price | $ / shares								$ 0.015
Warrants to purchase | shares																	28,333,333	28,333,333
Fair value of warrants																		$ 99,935
Exercise price | $ / shares																	$ 0.015	$ 0.015
Conversion price								0.60
Securities Purchase Agreement, Debentures and Registration Rights Agreement [Member] | Pride Partners LLC [Member]
Debt principal amount																				$ 330,000
Debt converted into shares | shares														427,500
Debt instrument purchase price																				$ 300,000
Debt interest rate																				10.00%
Debt converted into shares, value														$ 21,910
Debt instrument, interest expense														$ 18,925
Securities Purchase Agreement, Debentures and Registration Rights Agreement [Member] | Pride Partners LLC [Member] | Minimum [Member]
Debt principal amount																					$ 770,000
Debt interest rate											10.00%
Securities Purchase Agreement, Debentures and Registration Rights Agreement [Member] | Pride Partners LLC [Member] | Maximum [Member]
Debt principal amount																					1,100,000
2018 Convertible Promissory Note [Member]
Original principle amount													$ 35,000
Debt principal amount													19,000
Accrued interest													$ 4,255
Debt converted into shares | shares													26,398,734
Conversion price per share | $ / shares													$ 0.0015
10% Original Issue Discount Senior Convertible Debenture [Member] | Pride Partners LLC [Member] | Minimum [Member]
Debt principal amount																					550,000
10% Original Issue Discount Senior Convertible Debenture [Member] | Pride Partners LLC [Member] | Maximum [Member]
Debt principal amount																					770,000
10% Original Issue Discount Senior Convertible Debenture [Member] | Securities Purchase Agreement [Member] | Pride Partners LLC [Member]
Debt principal amount											$ 550,000
Debenture maturity date											Jun. 04, 2020
Debt interest rate											10.00%
Debt term											15 months
Common stock purchase warrant exercisable shares | shares											6,250,000
Debt description											At any time after June 4, 2019, the Debenture is convertible, in whole or in part, into shares of common stock (the "Conversion Shares") at the option of the holder, at any time and from time to time (subject to a 4.99% beneficial ownership limitation). If, on the Maturity Date, the outstanding principal balance of the Debenture is $50,000 or less, the Debenture, including all accrued and unpaid interest then due thereon, is automatically convertible into common stock. Subject to adjustment, the per share conversion price for the Debenture on any conversion date is the lesser of (i) $0.1069 or (ii) 85% of the lowest single trading date volume weighted average price for our Common stock during the 5 trading days prior to the conversion date.
10% Original Issue Discount Senior Convertible Debenture [Member] | Securities Purchase Agreement, Debentures and Registration Rights Agreement [Member] | Pride Partners LLC [Member]
Debt principal amount																					220,000
Debt instrument purchase price																					$ 200,000
Debt interest rate																					10.00%
Two Warrants [Member] | Securities Purchase Agreement [Member] | Auctus Fund LLC [Member]
Warrants to purchase | shares																	20,000,000	20,000,000
Fair value of warrants																		$ 1,237,906
Exercise price | $ / shares																	$ 0.015	$ 0.015
Convertible Promissory Note [Member] | JSJ Investments, Inc [Member]
Debt principal amount					$ 108,000
Debenture maturity date					Sep. 28, 2021
Debt interest rate					10.00%
Debt description					The conversion price is 60% multiplied by the lowest trading price for the common stock during the 20 trading day period ending on the latest complete trading day prior to the date of a conversion notice.
Purchase price					$ 100,000
Trading days | Trading					20
Debt interest rate increase/decrease					18.00%
Conversion price					0.60